Share capital and share-based payments	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share capital and share-based payments
13	Share capital and share-based payments
(a)	Authorized capital

The Company has an unlimited amount of authorized common shares with no par value.

(b)	Restricted share units (“RSUs”)

The changes in RSU’s issued during the years ended December 31, 2021 and 2020 was as follows:

	December 31,	December 31,
	2021	2020
Outstanding, beginning of period	1,409,058	1,630,423
Granted	617,187	898,857
Exercised	(617,597)	(695,174)
Forfeited	(362,817)	(425,048)
Outstanding, end of period	1,045,831	1,409,058

On June 30, 2020, the Company’s shareholders approved the RSU plan, whereby RSUs may be granted to directors, officers, consultants or employees at the discretion of the Board of Directors. The RSU plan provides for the issuance of common shares from treasury upon the exercise of vested RSUs at no additional consideration. There is no cash settlement related to the vesting of RSU’s as they are all settled with equity. The current maximum number of common shares authorized for issue under the RSU plan is 5% of the number of issued and outstanding common shares of the Company at the time of grant. The RSUs have vesting conditions determined by the Board of Directors, and the vesting conditions are non-market conditions and are not performance based.

During the year ended December 31, 2021, the Company granted RSU’s totalling 617,187 which had a fair value of C$3.95 based on the closing share price at grant date. RSUs exercised during the year ended December 31, 2021 had a weighted average fair value of C$1.81 (2020 – C$2.60) and the RSUs forfeited had a weighted average fair value of C$2.17 (2020 – C$1.88). As at December 31, 2021, the weighted average fair value of the RSUs outstanding is C$2.63 (2020 – C$1.57).

The total RSU expense recognized during the year ended December 31, 2021 was $1,059 with a corresponding credit to other reserves (2020 - $668).

(c)	Cash Dividend

On November 5, 2021, the Company declared an annual cash dividend of $0.03 per common share to the holders of issued and outstanding shares as of the close of business on November 22, 2021. Accordingly, this dividend of $4,903 was paid on December 7, 2021 (2020 - $nil).